Drilling units, machinery and equipment, net (Tables)	6 Months Ended
Jun. 30, 2016
Drilling Units, Machinery And Equipment, Net [Abstract]
Drilling units, machinery and equipment, net
	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2015	$7,258,995	$(922,103)	$6,336,892
Additions	79,212	-	79,212
Depreciation	-	(167,520)	(167,520)
Balance June 30, 2016	$7,338,207	(1,089,623)	6,248,584